INCOME TAXES - SECURITIZE, INC. AND SUBSIDIARIES - Income Taxes Paid (Details) - Securitize, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes [Line Items]
Federal (U.S.)			$ 0	$ 0
State (U.S.)			0	0
Foreign (total)			59,058	33,173
Income taxes paid	$ 0	$ 19,479	59,058	33,173
ISRAEL
Income Taxes [Line Items]
Foreign (total)			59,058	33,173
Other jurisdictions
Income Taxes [Line Items]
Foreign (total)			$ 0	$ 0